Rental Expense and Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Rental Expense and Lease Commitments
Rental expense	$ 1,759	$ 1,767	$ 1,836
Operating lease commitments
Gross minimum rental commitments (including vacant space below) for 2014	1,492
Gross minimum rental commitments (including vacant space below) for 2015	1,286
Gross minimum rental commitments (including vacant space below) for 2016	1,016
Gross minimum rental commitments (including vacant space below) for 2017	799
Gross minimum rental commitments (including vacant space below) for 2018	620
Gross minimum rental commitments (including vacant space below) beyond 2018	778
Vacant space for 2014	24
Vacant space for 2015	16
Vacant space for 2016	6
Vacant space for 2017	4
Vacant space for 2018	1
Vacant space beyond 2018	0
Sublease income commitments for 2014	22
Sublease income commitments for 2015	16
Sublease income commitments for 2016	14
Sublease income commitments for 2017	9
Sublease income commitments for 2018	4
Sublease income commitments beyond 2018	7
Capital Leases
Capital lease commitments for 2014	16
Capital lease commitments for 2015	12
Capital lease commitments for 2016	13
Capital lease commitments for 2017	3
Capital lease commitments for 2018	9
Capital lease commitments beyond 2018	$ 5